Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2030, 1.125
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2030, 1.625
Holdings [Line Items]
Percent of Total Investments	5.50%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2029, 1.625
Holdings [Line Items]
Percent of Total Investments	5.40%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2029, 2.125
Holdings [Line Items]
Percent of Total Investments	5.20%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2028, 2.375
Holdings [Line Items]
Percent of Total Investments	5.10%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Total Investments	5.00%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2027, 0.125
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2028, 1.25
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2026, 0.125
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093655 | U.S. Treasury Inflation Linked Notes, , 01/15/2031, 0.125
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093655 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	19.70%
C000093655 | 1-2 Years
Holdings [Line Items]
Percent of Total Investments	22.20%
C000093655 | 2-3 Years
Holdings [Line Items]
Percent of Total Investments	21.50%
C000093655 | 3-4 Years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000093655 | 4-5 Years
Holdings [Line Items]
Percent of Total Investments	17.70%
C000141927 | Aaa
Holdings [Line Items]
Percent of Total Investments	11.60%
C000141927 | Aa
Holdings [Line Items]
Percent of Total Investments	55.80%
C000141927 | A
Holdings [Line Items]
Percent of Total Investments	12.30%
C000141927 | Baa
Holdings [Line Items]
Percent of Total Investments	12.30%
C000141927 | Ba
Holdings [Line Items]
Percent of Total Investments	3.20%
C000141927 | B
Holdings [Line Items]
Percent of Total Investments	2.10%
C000141927 | Caa
Holdings [Line Items]
Percent of Total Investments	0.80%
C000141927 | Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000141927 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000141927 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.80%
C000141927 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	39.70%
C000141927 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.40%
C000141927 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000141927 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.60%
C000141927 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.60%
C000141927 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000141927 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000141927 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000141927 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000141927 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000234589 | CCO Holdings LLC, , 02/01/2028, 5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234589 | Venture Global LNG, Inc., , 06/01/2028, 8.125
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234589 | DISH DBS Corp., , 12/01/2028, 5.75
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234589 | TransDigm, Inc., , 08/15/2028, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234589 | Organon & Co., , 04/30/2028, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234589 | Allied Universal Holdco LLC, , 06/01/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234589 | Sirius XM Radio LLC, , 07/15/2028, 4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234589 | Tenneco, Inc., , 11/17/2028, 8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234589 | Tenet Healthcare Corp., , 10/01/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234589 | Centene Corp., , 07/15/2028, 2.45
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234589 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234589 | Ba
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000234589 | B
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000234589 | Caa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234589 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000234589 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234589 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234590 | EchoStar Corp., , 11/30/2029, 10.75
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234590 | Cloud Software Group, Inc., , 03/31/2029, 6.5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234590 | Cloud Software Group, Inc., , 09/30/2029, 9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234590 | Centene Corp., , 12/15/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234590 | Venture Global LNG, Inc., , 02/01/2029, 9.5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234590 | American Airlines, Inc., , 04/20/2029, 5.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234590 | TransDigm, Inc., , 03/01/2029, 6.375
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234590 | Neptune Bidco US, Inc., , 04/15/2029, 9.29
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234590 | Medline Borrower LP, , 10/01/2029, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234590 | Staples, Inc., , 09/01/2029, 10.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234590 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234590 | Ba
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000234590 | B
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000234590 | Caa
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234590 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234590 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243158 | HUB International Ltd., , 06/15/2030, 7.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243158 | WULF Compute LLC, , 10/15/2030, 7.75
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243158 | CCO Holdings LLC, , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | 1011778 BC ULC, , 10/15/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | EMRLD Borrower LP, , 12/15/2030, 6.625
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | DaVita, Inc., , 06/01/2030, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | Mauser Packaging Solutions Holding Co., , 04/15/2030, 7.875
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | APLD ComputeCo LLC, , 12/15/2030, 9.25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243158 | CCO Holdings LLC, , 08/15/2030, 4.5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243158 | DirecTV Financing LLC, , 02/01/2030, 8.875
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243158 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243158 | Ba
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000243158 | B
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000243158 | Caa
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243158 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243158 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257911 | 1261229 BC Ltd., , 04/15/2032, 10
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257911 | Quikrete Holdings, Inc., , 03/01/2032, 6.375
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000257911 | Carnival Corp., , 08/01/2032, 5.75
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257911 | Discovery Global Holdings, Inc., , 03/15/2032, 4.279
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257911 | CCO Holdings LLC, , 05/01/2032, 4.5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257911 | QXO Building Products, Inc., , 04/30/2032, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257911 | TransDigm, Inc., , 03/01/2032, 6.625
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257911 | Venture Global LNG, Inc., , 02/01/2032, 9.875
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257911 | IQVIA, Inc., , 06/01/2032, 6.25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257911 | Block, Inc., , 05/15/2032, 6.5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257911 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000257911 | Ba
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000257911 | B
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000257911 | Caa
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000257911 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257911 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236700 | Verizon Communications, Inc., , 03/15/2032, 2.355
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236700 | Meta Platforms, Inc., , 11/15/2032, 4.6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236700 | AerCap Ireland Capital DAC, , 01/30/2032, 3.3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236700 | Meta Platforms, Inc., , 08/15/2032, 3.85
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236700 | Oracle Corp., , 09/26/2032, 4.8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236700 | Amazon.com, Inc., , 04/13/2032, 3.6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Sprint Capital Corp., , 03/15/2032, 8.75
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Oracle Corp., , 11/09/2032, 6.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Amazon.com, Inc., , 12/01/2032, 4.7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Ford Motor Co., , 02/12/2032, 3.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236700 | Aa
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000236700 | A
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000236700 | Baa
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000236700 | Ba
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236700 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236700 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243159 | Pfizer Investment Enterprises Pte. Ltd., , 05/19/2033, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243159 | Amgen, Inc., , 03/02/2033, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243159 | Meta Platforms, Inc., , 05/15/2033, 4.875
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243159 | Amazon.com, Inc., , 03/13/2033, 4.55
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243159 | AT&T, Inc., , 12/01/2033, 2.55
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243159 | Oracle Corp., , 05/04/2033, 5.35
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243159 | Abbott Laboratories, , 03/15/2033, 4.3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243159 | T-Mobile USA, Inc., , 07/15/2033, 5.05
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Salesforce, Inc., , 03/15/2033, 5.2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Alphabet, Inc., , 02/15/2033, 4.4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243159 | Aa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243159 | A
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000243159 | Baa
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000243159 | Ba
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243159 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000257912 | Meta Platforms, Inc., , 11/15/2035, 4.875
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257912 | Oracle Corp., , 09/26/2035, 5.2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257912 | Alphabet, Inc., , 11/15/2035, 4.7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257912 | Amazon.com, Inc., , 11/20/2035, 4.65
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257912 | Broadcom, Inc., , 11/15/2035, 3.137
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257912 | Broadcom, Inc., , 07/15/2035, 5.2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Synopsys, Inc., , 04/01/2035, 5.15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | AT&T, Inc., , 05/15/2035, 4.5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | AbbVie, Inc., , 05/14/2035, 4.5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Verizon Communications, Inc., , 04/02/2035, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257912 | Aa
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000257912 | A
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000257912 | Baa
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000257912 | Ba
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257912 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257912 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204676 | New York
Holdings [Line Items]
Percent of Total Investments	17.90%
C000204676 | California
Holdings [Line Items]
Percent of Total Investments	9.80%
C000204676 | Texas
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204676 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204676 | Washington
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204676 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204676 | Florida
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204676 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204676 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000204676 | Virginia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000204676 | A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204676 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204676 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204676 | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000204676 | AA+
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000204676 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000204676 | AA-
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000204676 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204676 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000204676 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000210857 | New York
Holdings [Line Items]
Percent of Total Investments	7.90%
C000210857 | California
Holdings [Line Items]
Percent of Total Investments	11.90%
C000210857 | Texas
Holdings [Line Items]
Percent of Total Investments	11.70%
C000210857 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210857 | Washington
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210857 | Florida
Holdings [Line Items]
Percent of Total Investments	5.30%
C000210857 | Ohio
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210857 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210857 | Virginia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210857 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210857 | A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210857 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210857 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210857 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000210857 | AA+
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000210857 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000210857 | AA-
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000210857 | A+
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210857 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210857 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210858 | New York
Holdings [Line Items]
Percent of Total Investments	7.80%
C000210858 | California
Holdings [Line Items]
Percent of Total Investments	9.30%
C000210858 | Texas
Holdings [Line Items]
Percent of Total Investments	13.20%
C000210858 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210858 | Washington
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210858 | Florida
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210858 | Ohio
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210858 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210858 | Virginia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210858 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210858 | A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210858 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000210858 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210858 | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000210858 | AA+
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210858 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000210858 | AA-
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000210858 | A+
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210858 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210858 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210858 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000242692 | New York
Holdings [Line Items]
Percent of Total Investments	7.50%
C000242692 | California
Holdings [Line Items]
Percent of Total Investments	12.30%
C000242692 | Texas
Holdings [Line Items]
Percent of Total Investments	13.70%
C000242692 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.70%
C000242692 | Washington
Holdings [Line Items]
Percent of Total Investments	4.80%
C000242692 | Florida
Holdings [Line Items]
Percent of Total Investments	4.50%
C000242692 | Ohio
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242692 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242692 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.30%
C000242692 | Nevada
Holdings [Line Items]
Percent of Total Investments	2.30%
C000242692 | A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242692 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000242692 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242692 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000242692 | AA+
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000242692 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000242692 | AA-
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242692 | A+
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242692 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242692 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000242692 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000257913 | New York
Holdings [Line Items]
Percent of Total Investments	10.70%
C000257913 | California
Holdings [Line Items]
Percent of Total Investments	9.90%
C000257913 | Texas
Holdings [Line Items]
Percent of Total Investments	13.30%
C000257913 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.70%
C000257913 | Washington
Holdings [Line Items]
Percent of Total Investments	4.40%
C000257913 | Florida
Holdings [Line Items]
Percent of Total Investments	4.50%
C000257913 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.50%
C000257913 | Maryland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000257913 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.00%
C000257913 | North Carolina
Holdings [Line Items]
Percent of Total Investments	2.70%
C000257913 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257913 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000257913 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257913 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000257913 | AA+
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000257913 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000257913 | AA-
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000257913 | A+
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000257913 | A-
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257913 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000257913 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217187 | U.S. Treasury Notes, , 10/31/2026, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217187 | U.S. Treasury Notes, , 11/30/2026, 4.25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217187 | U.S. Treasury Notes, , 09/30/2026, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217187 | U.S. Treasury Notes, , 08/31/2026, 3.75
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217187 | U.S. Treasury Notes, , 06/30/2026, 4.625
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217187 | U.S. Treasury Notes, , 07/31/2026, 4.375
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217187 | U.S. Treasury Notes, , 05/31/2026, 4.875
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217187 | U.S. Treasury Notes, , 11/30/2026, 1.25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217187 | U.S. Treasury Notes, , 10/31/2026, 1.125
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217187 | U.S. Treasury Notes, , 08/15/2026, 1.5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217187 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217187 | Aa
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000217187 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217188 | U.S. Treasury Notes, , 01/31/2027, 1.5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217188 | U.S. Treasury Notes, , 09/30/2027, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 10/31/2027, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 11/30/2027, 3.375
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 03/31/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 05/31/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 04/30/2027, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 02/28/2027, 4.125
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 01/31/2027, 4.125
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 06/30/2027, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000217188 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217189 | U.S. Treasury Notes, , 01/31/2028, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217189 | U.S. Treasury Notes, , 08/15/2028, 2.875
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217189 | U.S. Treasury Notes, , 05/15/2028, 2.875
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217189 | U.S. Treasury Notes, , 02/29/2028, 1.125
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | U.S. Treasury Notes, , 02/15/2028, 2.75
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | U.S. Treasury Notes, , 11/15/2028, 3.125
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | U.S. Treasury Notes, , 04/30/2028, 1.25
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | U.S. Treasury Notes, , 01/15/2028, 4.25
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | U.S. Treasury Notes, , 02/15/2028, 4.25
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | U.S. Treasury Notes, , 03/15/2028, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217189 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000217189 | Aa
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000217189 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217190 | U.S. Treasury Notes, , 04/30/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217190 | U.S. Treasury Notes, , 08/31/2029, 3.625
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217190 | U.S. Treasury Notes, , 11/30/2029, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217190 | U.S. Treasury Notes, , 03/31/2029, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217190 | U.S. Treasury Notes, , 10/31/2029, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217190 | U.S. Treasury Notes, , 06/30/2029, 4.25
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217190 | U.S. Treasury Notes, , 05/31/2029, 4.5
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217190 | U.S. Treasury Notes, , 07/31/2029, 4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217190 | U.S. Treasury Notes, , 02/28/2029, 4.25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217190 | U.S. Treasury Notes, , 09/30/2029, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217190 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000217190 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220170 | U.S. Treasury Notes, , 02/28/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220170 | U.S. Treasury Notes, , 11/15/2030, 0.875
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220170 | U.S. Treasury Notes, , 08/15/2030, 0.625
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220170 | U.S. Treasury Notes, , 05/31/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | U.S. Treasury Notes, , 03/31/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | U.S. Treasury Notes, , 01/31/2030, 4.25
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | U.S. Treasury Notes, , 07/31/2030, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | U.S. Treasury Notes, , 06/30/2030, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | U.S. Treasury Notes, , 04/30/2030, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | U.S. Treasury Notes, , 05/15/2030, 0.625
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220170 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000220170 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228602 | U.S. Treasury Notes, , 08/15/2031, 1.25
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228602 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228602 | U.S. Treasury Notes, , 05/15/2031, 1.625
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228602 | U.S. Treasury Notes, , 02/15/2031, 1.125
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228602 | U.S. Treasury Notes, , 01/31/2031, 3.75
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228602 | U.S. Treasury Notes, , 04/30/2031, 4.625
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228602 | U.S. Treasury Notes, , 05/31/2031, 4.625
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228602 | U.S. Treasury Notes, , 06/30/2031, 4.25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228602 | U.S. Treasury Notes, , 10/31/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228602 | U.S. Treasury Notes, , 11/30/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228602 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000228602 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236733 | U.S. Treasury Notes, , 11/15/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236733 | U.S. Treasury Notes, , 05/15/2032, 2.875
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000236733 | U.S. Treasury Notes, , 02/15/2032, 1.875
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236733 | U.S. Treasury Notes, , 08/15/2032, 2.75
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000236733 | U.S. Treasury Notes, , 01/31/2032, 4.375
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236733 | U.S. Treasury Notes, , 02/29/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236733 | U.S. Treasury Notes, , 03/31/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236733 | U.S. Treasury Notes, , 05/31/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236733 | U.S. Treasury Notes, , 04/30/2032, 4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236733 | U.S. Treasury Notes, , 07/31/2032, 4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236733 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000236733 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243160 | U.S. Treasury Notes, , 11/15/2033, 4.5
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000243160 | U.S. Treasury Notes, , 08/15/2033, 3.875
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000243160 | U.S. Treasury Notes, , 02/15/2033, 3.5
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000243160 | U.S. Treasury Notes, , 05/15/2033, 3.375
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000243160 | U.S. Treasury Notes, , 03/31/2033, 4.25
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243160 | U.S. Treasury Notes, , 01/31/2033, 4
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243160 | U.S. Treasury Notes, , 02/28/2033, 3.75
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243160 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000243160 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257914 | U.S. Treasury Notes, , 02/15/2035, 4.625
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000257914 | U.S. Treasury Notes, , 05/15/2035, 4.25
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000257914 | U.S. Treasury Notes, , 11/15/2035, 4
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000257914 | U.S. Treasury Notes, , 08/15/2035, 4.25
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000257914 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000257914 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257915 | U.S. Treasury Bonds, , 05/15/2045, 5
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000257915 | U.S. Treasury Bonds, , 08/15/2045, 4.875
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000257915 | U.S. Treasury Bonds, , 11/15/2045, 4.625
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000257915 | U.S. Treasury Bonds, , 02/15/2045, 4.75
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000257915 | U.S. Treasury Bonds, , 11/15/2045, 3
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000257915 | U.S. Treasury Bonds, , 05/15/2045, 3
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000257915 | U.S. Treasury Bonds, , 08/15/2045, 2.875
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000257915 | U.S. Treasury Bonds, , 02/15/2045, 2.5
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000257915 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000257915 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257916 | U.S. Treasury Bonds, , 05/15/2055, 4.75
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000257916 | U.S. Treasury Bonds, , 02/15/2055, 4.625
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000257916 | U.S. Treasury Bonds, , 08/15/2055, 4.75
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000257916 | U.S. Treasury Bonds, , 11/15/2055, 4.625
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000257916 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000257916 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243458 | U.S. Treasury Inflation Linked Notes, , 10/15/2026, 0.125
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000243458 | U.S. Treasury Inflation Linked Notes, , 07/15/2026, 0.125
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000243458 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243458 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243459 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000243459 | U.S. Treasury Inflation Linked Notes, , 04/15/2027, 0.125
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000243459 | U.S. Treasury Inflation Linked Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000243459 | U.S. Treasury Inflation Linked Notes, , 01/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000243459 | U.S. Treasury Inflation Linked Bonds, , 01/15/2027, 2.375
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243459 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000243459 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243460 | U.S. Treasury Inflation Linked Notes, , 10/15/2028, 2.375
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000243460 | U.S. Treasury Inflation Linked Notes, , 04/15/2028, 1.25
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000243460 | U.S. Treasury Inflation Linked Notes, , 01/15/2028, 0.5
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000243460 | U.S. Treasury Inflation Linked Notes, , 07/15/2028, 0.75
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000243460 | U.S. Treasury Inflation Linked Bonds, , 04/15/2028, 3.625
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243460 | U.S. Treasury Inflation Linked Bonds, , 01/15/2028, 1.75
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243460 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000243460 | Aa
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000243460 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243461 | U.S. Treasury Inflation Linked Notes, , 10/15/2029, 1.625
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000243461 | U.S. Treasury Inflation Linked Notes, , 04/15/2029, 2.125
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000243461 | U.S. Treasury Inflation Linked Notes, , 07/15/2029, 0.25
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243461 | U.S. Treasury Inflation Linked Notes, , 01/15/2029, 0.875
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243461 | U.S. Treasury Inflation Linked Bonds, , 04/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000243461 | U.S. Treasury Inflation Linked Bonds, , 01/15/2029, 2.5
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243461 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000243461 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243462 | U.S. Treasury Inflation Linked Notes, , 10/15/2030, 1.125
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000243462 | U.S. Treasury Inflation Linked Notes, , 04/15/2030, 1.625
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000243462 | U.S. Treasury Inflation Linked Notes, , 07/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000243462 | U.S. Treasury Inflation Linked Notes, , 01/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000243462 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243462 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243463 | U.S. Treasury Inflation Linked Notes, , 01/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000243463 | U.S. Treasury Inflation Linked Notes, , 07/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000243463 | U.S. Treasury Inflation Linked Notes, , 04/15/2031, 1.25
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000243463 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243463 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243464 | U.S. Treasury Inflation Linked Notes, , 07/15/2032, 0.625
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000243464 | U.S. Treasury Inflation Linked Notes, , 01/15/2032, 0.125
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000243464 | U.S. Treasury Inflation Linked Bonds, , 04/15/2032, 3.375
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243464 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000243464 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243456 | U.S. Treasury Inflation Linked Notes, , 01/15/2033, 1.125
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000243456 | U.S. Treasury Inflation Linked Notes, , 07/15/2033, 1.375
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000243456 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000243456 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000257917 | U.S. Treasury Inflation Linked Notes, , 07/15/2035, 1.875
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000257917 | U.S. Treasury Inflation Linked Notes, , 01/15/2035, 2.125
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000257917 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000257917 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012093 | U.S. Treasury Inflation Linked Notes, , 10/15/2030, 1.125
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012093 | U.S. Treasury Inflation Linked Notes, , 04/15/2030, 1.625
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012093 | U.S. Treasury Inflation Linked Notes, , 10/15/2029, 1.625
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2032, 0.625
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | U.S. Treasury Inflation Linked Notes, , 01/15/2033, 1.125
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2033, 1.375
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2035, 1.875
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012093 | U.S. Treasury Inflation Linked Notes, , 01/15/2035, 2.125
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2034, 1.875
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012093 | U.S. Treasury Inflation Linked Notes, , 01/15/2034, 1.75
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012093 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	50.20%
C000012093 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	35.50%
C000012093 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012093 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012093 | 20-25 Years
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012093 | 25-30 Years
Holdings [Line Items]
Percent of Total Investments	4.40%
C000110086 | U.S. Treasury Notes, , 05/15/2028, 2.875
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110086 | U.S. Treasury Notes, , 02/15/2028, 2.75
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110086 | U.S. Treasury Notes, , 11/15/2028, 3.125
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110086 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Total Investments	5.30%
C000110086 | U.S. Treasury Notes, , 02/15/2029, 2.625
Holdings [Line Items]
Percent of Total Investments	3.00%
C000110086 | U.S. Treasury Bonds, , 02/15/2051, 1.875
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110086 | U.S. Treasury Bonds, , 05/15/2046, 2.5
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110086 | U.S. Treasury Bonds, , 11/15/2042, 2.75
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110086 | U.S. Treasury Bonds, , 11/15/2043, 3.75
Holdings [Line Items]
Percent of Total Investments	1.40%
C000110086 | U.S. Treasury Bonds, , 11/15/2027, 6.125
Holdings [Line Items]
Percent of Total Investments	1.40%
C000110086 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	56.10%
C000110086 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	22.50%
C000110086 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	3.40%
C000110086 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110086 | 0-1 Years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000110086 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	12.60%
C000138243 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	20.10%
C000138243 | iShares 10+ Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	11.30%
C000138243 | iShares Floating Rate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	10.20%
C000138243 | iShares J.P. Morgan Emerging Markets High Yield Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	10.00%
C000138243 | iShares Broad USD Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	10.00%
C000138243 | iShares 5-10 Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	9.60%
C000138243 | iShares Investment Grade Systematic Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.70%
C000138243 | iShares GNMA Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.00%
C000138243 | iShares 0-3 Month Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.60%
C000138243 | iShares Core Universal USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000138243 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
S000101596 | New York
Holdings [Line Items]
Percent of Total Investments	11.40%
S000101596 | California
Holdings [Line Items]
Percent of Total Investments	12.80%
S000101596 | Texas
Holdings [Line Items]
Percent of Total Investments	15.40%
S000101596 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.20%
S000101596 | Washington
Holdings [Line Items]
Percent of Total Investments	5.90%
S000101596 | Florida
Holdings [Line Items]
Percent of Total Investments	5.30%
S000101596 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.60%
S000101596 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.70%
S000101596 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.70%
S000101596 | Arizona
Holdings [Line Items]
Percent of Total Investments	3.10%
S000101596 | A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S000101596 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
S000101596 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000101596 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
S000101596 | AA+
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S000101596 | AA
Holdings [Line Items]
Percent of Net Asset Value	22.10%
S000101596 | AA-
Holdings [Line Items]
Percent of Net Asset Value	10.50%
S000101596 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S000101596 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S000101597 | New York
Holdings [Line Items]
Percent of Total Investments	12.50%
S000101597 | California
Holdings [Line Items]
Percent of Total Investments	14.50%
S000101597 | Texas
Holdings [Line Items]
Percent of Total Investments	13.10%
S000101597 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.70%
S000101597 | Washington
Holdings [Line Items]
Percent of Total Investments	4.00%
S000101597 | Florida
Holdings [Line Items]
Percent of Total Investments	4.30%
S000101597 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.40%
S000101597 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.40%
S000101597 | Illinois
Holdings [Line Items]
Percent of Total Investments	2.70%
S000101597 | Arizona
Holdings [Line Items]
Percent of Total Investments	2.40%
S000101597 | A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S000101597 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S000101597 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000101597 | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
S000101597 | AA+
Holdings [Line Items]
Percent of Net Asset Value	18.30%
S000101597 | AA
Holdings [Line Items]
Percent of Net Asset Value	22.40%
S000101597 | AA-
Holdings [Line Items]
Percent of Net Asset Value	8.40%
S000101597 | A+
Holdings [Line Items]
Percent of Net Asset Value	6.80%
S000101597 | A-
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271807 | New York
Holdings [Line Items]
Percent of Total Investments	11.00%
C000271807 | California
Holdings [Line Items]
Percent of Total Investments	12.70%
C000271807 | Texas
Holdings [Line Items]
Percent of Total Investments	15.90%
C000271807 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.80%
C000271807 | Washington
Holdings [Line Items]
Percent of Total Investments	6.50%
C000271807 | Florida
Holdings [Line Items]
Percent of Total Investments	6.40%
C000271807 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.20%
C000271807 | Arizona
Holdings [Line Items]
Percent of Total Investments	3.00%
C000271807 | Tennessee
Holdings [Line Items]
Percent of Total Investments	3.40%
C000271807 | Minnesota
Holdings [Line Items]
Percent of Total Investments	2.90%
C000271807 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000271807 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000271807 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271807 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000271807 | AA+
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000271807 | AA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000271807 | AA-
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000271807 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000271807 | A-
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271808 | New York
Holdings [Line Items]
Percent of Total Investments	11.40%
C000271808 | California
Holdings [Line Items]
Percent of Total Investments	18.30%
C000271808 | Texas
Holdings [Line Items]
Percent of Total Investments	17.30%
C000271808 | Washington
Holdings [Line Items]
Percent of Total Investments	5.30%
C000271808 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	2.30%
C000271808 | Florida
Holdings [Line Items]
Percent of Total Investments	3.50%
C000271808 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.80%
C000271808 | Maryland
Holdings [Line Items]
Percent of Total Investments	3.00%
C000271808 | Illinois
Holdings [Line Items]
Percent of Total Investments	2.70%
C000271808 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	2.20%
C000271808 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000271808 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271808 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271808 | AAA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000271808 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000271808 | AA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000271808 | AA-
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000271808 | A+
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000271808 | A-
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000265972 | U.S. Treasury Inflation Linked Notes, , 04/15/2027, 0.125
Holdings [Line Items]
Percent of Total Investments	24.50%
C000265972 | U.S. Treasury Inflation Linked Notes, , 10/15/2026, 0.125
Holdings [Line Items]
Percent of Total Investments	24.40%
C000265972 | U.S. Treasury Inflation Linked Notes, , 07/15/2026, 0.125
Holdings [Line Items]
Percent of Total Investments	21.70%
C000265972 | U.S. Treasury Inflation Linked Notes, , 01/15/2027, 0.375
Holdings [Line Items]
Percent of Total Investments	19.40%
C000265972 | U.S. Treasury Inflation Linked Bonds, , 01/15/2027, 2.375
Holdings [Line Items]
Percent of Total Investments	10.00%
C000265972 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	100.00%
S000101601 | U.S. Treasury Notes, , 02/15/2036, 4.125
Holdings [Line Items]
Percent of Net Asset Value	82.40%
S000101601 | U.S. Treasury Bonds, , 02/15/2036, 4.5
Holdings [Line Items]
Percent of Net Asset Value	16.30%
S000101601 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.70%
S000101601 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S000101602 | U.S. Treasury Bonds, , 05/15/2046, 2.5
Holdings [Line Items]
Percent of Net Asset Value	18.10%
S000101602 | U.S. Treasury Bonds, , 02/15/2046, 4.625
Holdings [Line Items]
Percent of Net Asset Value	27.40%
S000101602 | U.S. Treasury Bonds, , 11/15/2046, 2.875
Holdings [Line Items]
Percent of Net Asset Value	19.20%
S000101602 | U.S. Treasury Bonds, , 02/15/2046, 2.5
Holdings [Line Items]
Percent of Net Asset Value	17.10%
S000101602 | U.S. Treasury Bonds, , 08/15/2046, 2.25
Holdings [Line Items]
Percent of Net Asset Value	16.50%
S000101602 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.30%
S000101602 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S000101603 | U.S. Treasury Bonds, , 02/15/2056, 4.75
Holdings [Line Items]
Percent of Net Asset Value	98.60%
S000101603 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.60%
S000101603 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000101595 | Nexstar Media, Inc., , 09/15/2033, 6.5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S000101595 | OAK-Eagle Acquireco, Inc., , 07/01/2033, 7.25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S000101595 | TransDigm, Inc., , 05/31/2033, 6.375
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S000101595 | Beach Acquisition Bidco LLC, , 07/15/2033, 10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S000101595 | Level 3 Financing, Inc., , 06/30/2033, 6.875
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000101595 | Jane Street Group, , 05/01/2033, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000101595 | Carnival Corp., , 02/15/2033, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000101595 | Rocket Cos., Inc., , 08/01/2033, 6.375
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000101595 | Michaels Cos., Inc. (The), , 03/15/2033, 8.5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000101595 | CCO Holdings LLC, , 02/01/2033, 7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000101595 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
S000101595 | Ba
Holdings [Line Items]
Percent of Net Asset Value	54.00%
S000101595 | B
Holdings [Line Items]
Percent of Net Asset Value	36.90%
S000101595 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S000101595 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000101595 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S000101604 | U.S. Treasury Inflation Linked Notes, , 01/15/2036, 1.875
Holdings [Line Items]
Percent of Net Asset Value	99.50%
S000101604 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.50%
S000101604 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000101600 | Amazon.com, Inc., , 03/13/2036, 4.875
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S000101600 | Anheuser-Busch Cos. LLC, , 02/01/2036, 4.7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S000101600 | Oracle Corp., , 02/04/2036, 5.7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S000101600 | Salesforce, Inc., , 03/15/2036, 5.55
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S000101600 | Alphabet, Inc., , 02/15/2036, 4.8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000101600 | Abbott Laboratories, , 03/15/2036, 4.65
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S000101600 | Honeywell Aerospace, Inc., , 03/16/2036, 4.95
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S000101600 | Broadcom, Inc., , 11/15/2036, 3.187
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000101600 | Novartis Capital Corp., , 03/18/2036, 4.9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000101600 | Verizon Communications, Inc., , 01/15/2036, 5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
S000101600 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S000101600 | Aa
Holdings [Line Items]
Percent of Net Asset Value	10.40%
S000101600 | A
Holdings [Line Items]
Percent of Net Asset Value	38.90%
S000101600 | Baa
Holdings [Line Items]
Percent of Net Asset Value	44.40%
S000101600 | Ba
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000101600 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000101600 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.